Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components of Income Tax Expense
Components of Income Tax Expense
Year ended December 31 (in millions)	2012	2011	2010
Current expense (benefit):
Federal	$3,004	$1,480	$1,502
State	432	359	385
Foreign	169	153	-
	3,605	1,992	1,887
Deferred expense (benefit):
Federal	160	658	463
State	(40)	371	86
Foreign	19	29	-
	139	1,058	549
Income tax expense	$3,744	$3,050	$2,436

Schedule of Items That Effect Income Tax Expense
Year ended December 31 (in millions)	2012	2011	2010
Federal tax at statutory rate	$4,063	$2,872	$2,136
State income taxes, net of federal benefit	178	354	204
Foreign income taxes, net of federal credit	92	89	-
Nontaxable income attributable to noncontrolling interests	(620)	(410)	2
Adjustments to uncertain and effectively settled tax positions, net	114	77	37
Accrued interest on uncertain and effectively settled tax positions, net	23	66	60
Other	(106)	2	(3)
Income tax expense	$3,744	$3,050	$2,436

Components of Net Deferred Tax Liability
Components of Net Deferred Tax Liability
December 31 (in millions)	2012	2011
Deferred Tax Assets:
Net operating loss carryforwards	$491	$468
Differences between book and tax basis of long-term debt	109	114
Nondeductible accruals and other	1,771	1,583
Less: Valuation allowance	355	297
	2,016	1,868
Deferred Tax Liabilities:
Differences between book and tax basis of property and equipment and intangible assets	29,185	29,185
Differences between book and tax basis of investments	848	616
Differences between book and tax basis of indexed debt securities	587	560
Differences between book and tax outside basis of NBCUniversal	1,413	1,214
	32,033	31,575
Net deferred tax liability	$30,017	$29,707

Reconciliation of Unrecognized Tax Benefits
Reconciliation of Unrecognized Tax Benefits
(in millions)	2012	2011	2010
Balance, January 1	$1,435	$1,251	$1,185
Additions based on tax positions related to the current year	154	87	69
Additions based on tax positions related to the prior years	79	75	59
Additions from acquired subsidiaries	-	57	-
Reductions for tax positions of prior years	(60)	(22)	(28)
Reductions due to expiration of statute of limitations	(3)	(5)	(24)
Settlements with taxing authorities	(32)	(8)	(10)
Balance, December 31	$1,573	$1,435	$1,251